Inventories - Schedule of inventories and current intangible assets (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Fuel stocks	£ 90	£ 95
Raw materials and consumables	357	356
Emission allowances	112	106
Inventories and current intangible assets	£ 559	£ 557